Note receivable (Tables)	12 Months Ended
Dec. 31, 2023
Financing Receivable, after Allowance for Credit Loss [Abstract]
Schedule of notes receivable	Note receivable consists of the following as of December 31, 2023 and 2022:

	2023	2022
Current portion of note receivable	$7,020	$—